Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,605,000
Previously Paid Amount	0.00
Total Fee Amount	1,122.50
Total Offset Amount	0.00
Net Fee	1,122.50
Narrative - Max Aggregate Offering Price	$ 7,605,000
Final Prospectus	true